PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions			6 Months Ended
	Mar. 11, 2019 USD ($)	Mar. 11, 2019 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) shares
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding			185,727,567
Preferred Limited Partners Unit
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding			44,890,000
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares issued		7,000,000
Number of shares outstanding			7,000,000
Par value per share | $ / shares		$ 25
Proceeds from issuing shares	$ 131	$ 175	$ 175
Share issue related cost	$ 5	$ 6
Cumulative dividend rate (%)	5.75%	5.75%	5.75%
Dividend rate reset period	5 years	5 years
Series 15 (C$175) | Floating dividend rate
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate (%)	5.75%	5.75%
Series 15 (C$175) | Floating dividend rate | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate (%)	3.94%	3.94%
Series 16
Disclosure of preferred limited partners [Line Items]
Dividend rate reset period	5 years	5 years
Series 16 | Floating dividend rate | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate (%)	3.94%	3.94%